Certain Balance Sheet Items Other current assets (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020	Jun. 01, 2020	Mar. 23, 2020
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid digital mining hosting services	$ 20,043,000	$ 0
Prepaid Services	1,477,000	421,000	$ 150,000	$ 150,000
Prepaid Insurance	406,000	158,000
Transition service agreement, related party	0	115,000
Deferred Cost - service contracts	49,000	99,000
Other	52,000	14,000
Other Assets, Current	$ 22,027,000	$ 807,000